Other liabilities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Liabilties [Abstract]
Values at the beginning of the year	$ 1,173,346	$ 871,139	$ 38,739
Acquisition of subsidiaries (Note 26)	0	0	836,258
Financial result	98,122	107,408	2,039
Concession fees	162,117	146,971	133,846
Payments	(325,454)	(136,092)	(136,809)
Payments in advance	(40,126)	0	0
Others	(84,075)	9,132	0
Translation differences	(12,887)	174,788	(2,934)
At the end of the year	$ 971,043	$ 1,173,346	$ 871,139